Business Combinations, Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Discontinued Operations [line items]
Revenues	$ 15,577	$ 14,379	$ 12,669
Earnings (loss) before income tax	770	954	(1,310)
Net result of discontinued operations	324	(39)	(100)
Discontinued Operations [member]
Disclosure of Discontinued Operations [line items]
Revenues	256	354	490
Cost of sales and operating expenses	(225)	(304)	(434)
Other income (expenses), net	(8)	(42)	(21)
Financial expenses, net and others	0	5	2
Earnings (loss) before income tax	23	13	37
Income tax	(3)	(48)	(92)
Result of discontinued operations	20	(35)	(55)
Disposal result, withholding taxes and reclassification of currency translation effects	304	(4)	(45)
Net result of discontinued operations	$ 324	$ (39)	$ (100)